Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party payables
	Year ended	Year ended
	December 31,	December 31,
	2023	2022
	USD thousands	USD thousands
Employee and related expenses	490	891
Accrued expenses	74	58
	564	949

Schedule of transaction with related parties
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	2,795	2,409	1,255
Share-based payments	1,304	2,466	1,775
Professional Services	258	231	244
Research and development	36	36	36

	4,393	5,142	3,310